Debt and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Schedule of Debt and Other Long Term Liabilities

	Debt					Other Liabilities			Total
	Senior Notes		Credit Facility		Total Debt	Capital Lease Obligations	Asset retirement obligations	Other long-term liabilities
Dollars in thousands	Senior Unsecured Notes due 2019	Senior Unsecured Notes due 2021	Term Loans	Revolving Line of Credit
As of December 31, 2014:
Principal	$350,000	$300,000	$146,250	$160,000	$956,250
Discount	(4,296)	(4,152)	(335)	—	(8,783)
Total	345,704	295,848	145,915	$160,000	947,467	$15,391	$13,576	$17,651	$994,085
Less: current portion	—	—	(9,390)	—	(9,390)	(11,026)	—	—	(20,416)
Total long-term portion	$345,704	$295,848	$136,525	$160,000	$938,077	$4,365	$13,576	$17,651	$973,669

Unamortized deferred financing fees(1)	$649	$1,372	$—	$2,965	$4,986				$4,986

	Debt					Other Liabilities			Total
	Senior Unsecured Notes due 2019	Credit Facility		Convertible Notes	Total Debt	Capital Lease Obligations	Asset retirement obligations	Other long-term liabilities
Dollars in thousands		Term Loans	Revolving Line of Credit
As of December 31, 2013:
Principal	$350,000	$344,375	$—	$51,148	$745,523
Discount	(5,317)	—	—	(1,446)	(6,763)
Total	344,683	344,375	$—	49,702	738,760	$21,361	$13,086	$12,085	$785,292
Less: current portion	—	(42,187)	—	(49,702)	(91,889)	(11,997)	—	(3)	(103,889)
Total long-term portion	$344,683	$302,188	$—	$—	$646,871	$9,364	$13,086	$12,082	$681,403

Unamortized deferred financing fees(1)	$832	$1,259	$2,749	$186	$5,026				$5,026
(1)Deferred financing fees are recorded in other long-term assets in our Consolidated Balance Sheets and are amortized on a straight line basis over the life of the related loan.

Interest Income and Interest Expense Disclosure
Interest Expense

Dollars in thousands	Year Ended December 31,
	2014	2013	2012
Cash interest expense	$41,562	$25,289	$12,833
Non-cash interest expense:
Amortization of debt discount	2,606	4,674	7,109
Amortization of deferred financing fees	1,510	1,720	2,126
Other	—	(550)	(2,700)
Total non-cash interest expense	4,116	5,844	6,535
Total cash and non-cash interest expense	45,678	31,133	19,368
Loss from early extinguishment of debt	2,018	6,013	953
Total interest expense	$47,696	$37,146	$20,321

Schedule of Maturities of Long-term Debt
The Amended and Restated Credit Agreement requires principal amortization payments under the Term Loan as follows:

Dollars in thousands	Repayment Amount
2015	$9,376
2016	13,126
2017	15,000
2018	18,750
2019	89,998
Total	$146,250

Schedule of Other Long-term Liabilities

Dollars in thousands	December 31,
	2014	2013
Tenant improvement and deferred rent and other	$13,013	$9,301
Unrecognized tax benefit	4,638	2,781
Total other long-term liabilities	$17,651	$12,082